Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

December 2, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Legg Mason Western Asset Core Bond Fund, Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset High Income Fund, Legg Mason Western Asset Municipal High Income Fund and Legg Mason Western Asset Strategic Income Fund (the “Funds”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Registrant”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses relating to Legg Mason Western Asset Core Bond Fund, Legg Mason Western Asset High Income Fund, Legg Mason Western Asset Municipal High Income Fund and Legg Mason Western Asset Strategic Income Fund, each a series of the Registrant, and the Statement of Additional Information relating to the Funds, that would have been filed by the Registrant pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system and went effective on December 1, 2011.

Please call the undersigned at (617) 951-8267 or Mana Behbin at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz